Reverse Recapitalization (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 16, 2022	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Exchange of shares	10,912
Conversion of Stock, Shares Converted	17,838
Exchange of shares	2,875
Exchange of shares description		there were 254,060 shares of Common Stock outstanding, comprised of the 20,713 shares issued to public investors, 8,675 common stock hold by founder/sponsor, 1,900 common stocks issued to Peace Asset, and 222,772 common stocks issued to MC shareholders.
Net cash proceeds	$ 33.2
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Exchange of shares	135
Peace Asset [Member]
Subsidiary, Sale of Stock [Line Items]
Issued shares	1,900